Guardian Capital Dividend Growth Fund
Schedule of Investments
December 31, 2021 - (Unaudited)
Common Stocks — 99.49% Shares Fair Value
Australia — 1.75%
Materials — 1.75%
BHP Group Ltd. - ADR 6,677 $ 402,957
Total Australia 402,957
Canada — 4.19%
Communications — 1.47%
TELUS Corp. 14,292 336,693
Financials — 2.72%
Royal Bank of Canada 5,861 622,238
Total Canada 958,931
Denmark — 1.72%
Health Care — 1.72%
Novo Nordisk A/S - ADR 3,510 393,120
Total Denmark 393,120
France — 8.85%
Consumer Discretionary — 2.05%
LVMH Moet Hennessy Louis Vuitton SA - ADR 2,838 469,689
Energy — 2.70%
TotalEnergies SE - ADR 12,452 615,877
Financials — 1.78%
AXA S.A. 13,700 408,302
Industrials — 2.32%
Schneider Electric SE - ADR 13,574 532,236
Total France 2,026,104
Germany — 1.86%
Financials — 1.86%
Allianz S.E. 1,800 425,416
Total Germany 425,416
Ireland — 6.89%
Health Care — 1.07%
Medtronic PLC 2,360 244,142
Technology — 5.82%
Accenture PLC, Class A 3,221 1,335,265
Total Ireland 1,579,407
Netherlands — 5.83%
Energy — 1.43%
Royal Dutch Shell PLC, Class B - ADR 7,581 328,636

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
Netherlands — 5.83% (continued)
Financials — 2.14%
ING Groep N.V. - ADR 35,281 $ 491,112
Technology — 2.26%
Wolters Kluwer N.V. - ADR 4,375 516,863
Total Netherlands 1,336,611
Switzerland — 3.64%
Consumer Staples — 3.64%
Nestle S.A. - ADR 5,939 833,657
Total Switzerland 833,657
United Kingdom — 5.49%
Consumer Staples — 1.55%
Unilever PLC - ADR 6,584 354,153
Health Care — 2.25%
AstraZeneca PLC - ADR 8,878 517,144
Materials — 1.69%
Rio Tinto PLC - ADR 5,770 386,244
Total United Kingdom 1,257,541
United States — 59.27%
Consumer Discretionary — 4.74%
Home Depot, Inc. (The) 1,502 623,345
McDonald's Corp. 1,727 462,957
1,086,302
Consumer Staples — 3.91%
Costco Wholesale Corp. 1,581 897,534
Energy — 1.77%
EOG Resources, Inc. 4,575 406,397
Health Care — 5.64%
Johnson & Johnson 2,505 428,530
UnitedHealth Group, Inc. 991 497,621
Zoetis, Inc., Class A 1,506 367,509
1,293,660
Industrials — 8.89%
Exponent, Inc. 2,134 249,102
Illinois Tool Works, Inc. 1,319 325,529
Republic Services, Inc. 4,113 573,558
Rockwell Automation, Inc. 1,082 377,456
Waste Management, Inc. 3,061 510,881
2,036,526
Materials — 3.29%
Air Products & Chemicals, Inc. 2,476 753,348

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
Shares Fair Value
United States — 59.27% (continued)
Real Estate — 4.20%
Digital Realty Trust, Inc. 2,003 $ 354,271
Medical Properties Trust, Inc. 25,763 608,779
963,050
Technology — 26.83%
Apple, Inc. 7,575 1,345,093
Booz Allen Hamilton Holding Corp. 4,072 345,265
Broadcom, Inc. 2,142 1,425,308
CDW Corp. 2,695 551,882
Lam Research Corp. 1,017 731,376
MasterCard, Inc., Class A 1,326 476,458
Microsoft Corp. 3,779 1,270,953
6,146,335
Total United States 13,583,152
TOTAL  COMMON STOCKS
  (Cost $15,169,398) 22,796,896
Money Market Funds - 0.39%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 0.01%
(a)
89,026 89,026
TOTAL MONEY MARKET FUNDS
    (Cost $89,026) 89,026
Total Investments — 99.88%
    (Cost $15,258,424) 22,885,922
Other Assets in Excess of Liabilities  —  0.12% 27,157
Net Assets — 100.00% $ 22,913,079
(a) Rate disclosed is the seven day effective yield as of December 31, 2021.
ADR - American Depositary Receipt